Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Company's revenue for the years ended December 31, 2022, 2021 and 2020, by contract type and by segment.

	Year Ended December 31, 2022			Year Ended December 31, 2021			Year Ended December 31, 2020
	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $
Time charters	489,848	10,185	500,033	540,379	11,356	551,735	543,408	—	543,408
Voyage charters	—	38,862	38,862	—	35,979	35,979	—	38,687	38,687
Management fees and other income	85,585	—	85,585	10,117	—	10,117	9,008	—	9,008
	575,433	49,047	624,480	550,496	47,335	597,831	552,416	38,687	591,103
The following table contains the Company’s total revenue for the years ended December 31, 2022, 2021 and 2020, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Lease revenue
Lease revenue from lease payments of operating leases	467,323	508,932	505,029
Interest income on lease receivables	43,979	49,142	50,504
Variable lease payments – cost reimbursements(i)	5,198	5,755	5,398
	516,500	563,829	560,931
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	22,395	23,885	21,164
Management fees and other income	85,585	10,117	9,008
	107,980	34,002	30,172
Total	624,480	597,831	591,103
(i)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing leases:

	December 31, 2022 $	December 31, 2021 $
Total lease payments to be received	638,959	703,214
Estimated unguaranteed residual value of leased properties	284,277	284,277
Initial direct costs	200	230
Less unearned revenue	(410,549)	(458,353)
Total net investments in direct financing leases	512,887	529,368
Less credit loss provision	(26,200)	(34,000)
Total net investments in direct financing leases, net	486,687	495,368
Less current portion	(16,335)	(14,860)
Net investments in direct financing leases, net	470,352	480,508